Nature of the Business (Details Narrative) - USD ($)	Jul. 29, 2021	Dec. 15, 2017	Jan. 10, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Promissory note				$ 879,026	$ 2,307,403	$ 2,179,087
Subsequent Event [Member]
Entity Listings [Line Items]
civil penalty amount	$ 10,000
Red Earth LLC [Member]
Entity Listings [Line Items]
Percentage of controlling interest		88.00%
MJ Real Estate Partners, LLC (MJRE) [Member]
Entity Listings [Line Items]
Number of common stocks, exchanged during period			1,800,000
Red Earth LLC [Member]
Entity Listings [Line Items]
Number of common stocks, exchanged during period		52,732,969
Promissory note		$ 900,000